Consolidated Statements of Equity - CAD ($) $ in Thousands	Share Capital	Share Option and Warrant Reserve	Accumulated Other Comprehensive Income (Loss)	Deficit	Total
Beginning balance (in shares) at Dec. 31, 2018	61,086,264
Beginning balance at Dec. 31, 2018	$ 121,988	$ 6,937	$ 225	$ (88,671)	$ 40,479
Comprehensive loss for the year			(203)	(13,933)	(14,136)
Shares issued pursuant to bought deal financing, net of share issue costs and flow-through liability (in shares)	2,646,902
Shares issued pursuant to bought deal financing, net of share issue costs and flow-through liability	$ 6,364				6,364
Share options exercised (in shares)	625,797
Share options exercised	$ 1,061	(489)			572
Fair value of warrants issued, net of tax		144			144
Share-based compensation		3,400			3,400
Ending balance (in shares) at Dec. 31, 2019	64,340,963
Ending balance at Dec. 31, 2019	$ 129,413	9,992	22	(102,604)	36,823
Comprehensive loss for the year			23	(14,253)	(14,230)
Distribution recognized upon disposition of Spincos			(45)	(23,102)	(23,147)
Shares issued pursuant to offering, net of share issue costs (in shares)	6,333,984
Shares issued pursuant to offering, net of share issue costs	$ 14,753				14,753
Shares issued upon conversion of amended bridge loan (in shares)	1,318,877
Shares issued upon conversion of amended bridge loan	$ 3,334				3,334
Shares issued pursuant to Alturas option (in shares)	743,187
Shares issued pursuant to Alturas option	$ 3,036				3,036
Acquisition of Eastmain (in shares)	34,100,000
Acquisition of Eastmain	$ 117,690				117,690
Shares issued pursuant to private placement, net of share issue costs and flow-through liability (in shares)	7,750,000
Shares issued pursuant to private placement, net of share issue costs and flow-through liability	$ 13,982				13,982
Share options exercised (in shares)	3,228,182
Share options exercised	$ 12,489	(4,690)			$ 7,799
Warrants exercised (in shares)	8,664				8,664
Warrants exercised	$ 13				$ 13
Fair value of share options and warrants issued, net of tax, for acquisition of Eastmain		3,450			3,450
Share-based compensation		2,769			2,769
Ending balance (in shares) at Dec. 31, 2020	117,823,857
Ending balance at Dec. 31, 2020	$ 294,710	$ 11,521	$ 0	$ (139,959)	$ 166,272